Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel
The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2023	2022
Short-term employee benefits	2,153,181	2,294,897
Long-term employee benefits	11,326	12,206
Post-employment benefits	23,935	31,346
Share based payments	881,342	391,592
	3,069,784	2,730,041